Pay vs Performance Disclosure	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2023	Aug. 17, 2023	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment based on Total Shareholder Return
Fiscal Year (1)	Summary Compensation Table Total for PEO - David Risher ($)	Summary Compensation Table Total for PEO - Logan Green ($)(2)	Compensation Actually Paid to PEO - David Risher ($)(3)	Compensation Actually Paid to PEO - Logan Green ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Lyft Inc.(4)	S&P 500 IT Index(4)	Lyft GAAP Net Loss ($000s)(5)	Company Selected Measure: Stock Price(6)
2023	78,238,027	814,400	135,370,642	1,293,268	5,567,041	7,383,033	$34.84	$210.85	(340,320)	$14.99
2022	—	13,316,696	—	(175,368)	9,899,672	435,982	$25.62	$134.82	(1,584,511)	$11.02
2021	—	13,909,482	—	10,301,180	9,911,885	6,656,512	$99.33	$189.64	(1,062,144)	$42.73
2020	—	1,018,107	—	271,707	5,785,118	7,594,625	$114.20	$142.21	(1,752,857)	$49.13

Company Selected Measure Name			Stock price
Named Executive Officers, Footnote	Mr. Green was a PEO for the period of fiscal 2020-2023. Mr. Green transitioned from such role effective April 17, 2023. Mr. Risher became PEO effective as of the same date, in fiscal 2023; Non-PEO NEOs included in the above table reflect the following:

Fiscal Year	Non-PEO NEOs
2023	Kristin Sverchek	Erin Brewer	John Zimmer	Elaine Paul	Lisa Blackwood-Kapral	Ashwin Raj
2022	John Zimmer	Elaine Paul	Ashwin Raj	Kristin Sverchek	–	–
2021	John Zimmer	Kristin Sverchek	Ashwin Raj	Brian Roberts	–	–
2020	John Zimmer	Brian Roberts	Kristin Sverchek	Eisar Lipkovitz	Ran Makavy	–

Peer Group Issuers, Footnote			Total shareholder return (“TSR”) is calculated by assuming that a $100 investment was made on the last trading day prior to the first day of the earliest listed fiscal year reported and reinvesting all dividends until the last day of each reported fiscal year. The peer group used is the S&P 500 Information Technology (IT) index, as used in our performance graph in our Annual Report on Form 10-K for the year ended December 31, 2023.
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid (“CAP”) does not mean that these amounts were actually paid in the listed fiscal year, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation reported in the Summary Compensation Table under the methodology prescribed under the SEC's rules (Item 502(v) of Regulation S-K) as shown in the adjustment tables below. The assumptions used for determining fair values shown in this table are materially consistent with those used to determine the fair values disclosed as of the grant date of such awards.
Fiscal 2023 CAP to PEO (Mr. Risher), fiscal 2020 - 2023 CAP to PEO (Mr. Green) and the average CAP to non-PEO NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	Fiscal 2023			Fiscal 2022		Fiscal 2021		Fiscal 2020
	PEO - David Risher	PEO - Logan Green	Non-PEO NEO Average	PEO	Non-PEO NEO Average	PEO	Non-PEO NEO Average	PEO	Non-PEO NEO Average
Total Reported in Summary Compensation Table (SCT)	$78,238,027	$814,400	$5,567,041	$13,316,696	$9,899,672	$13,909,482	$9,911,885	$1,018,107	$5,785,118
Less, Value of Stock Awards reported in SCT	73,322,375	260,005	4,741,893	12,842,695	8,817,427	13,400,182	9,187,225	—	4,957,827
Plus, Year-End Fair Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	130,467,400	184,722	6,078,115	2,695,761	2,038,263	6,824,229	4,308,474	—	6,734,865
Plus, Change in Fair Value of Prior Year Awards that are Outstanding and Unvested at Fiscal Year-End	—	556,120	170,914	(3,341,310)	(2,191,612)	—	(280,214)	1,425,158	814,186
Plus, Fair Value as of Vesting Date of Awards Granted in Fiscal Year and that Vested in Fiscal Year	—	132,585	368,089	1,269,644	696,477	2,237,578	1,598,029	—	451,684
Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested in Fiscal Year	(12,410)	(134,554)	(59,233)	(1,273,464)	(1,189,391)	730,073	305,563	(2,171,558)	(1,233,401)
Total Adjustments	57,132,615	478,868	1,815,992	(13,492,064)	(9,463,690)	(3,608,302)	(3,255,373)	(746,400)	1,809,507
Compensation Actually Paid for Fiscal Year	$135,370,642	$1,293,268	$7,383,033	$(175,368)	$435,982	$10,301,180	$6,656,512	$271,707	$7,594,625

Non-PEO NEO Average Total Compensation Amount			$ 5,567,041	$ 9,899,672	$ 9,911,885	$ 5,785,118
Non-PEO NEO Average Compensation Actually Paid Amount			$ 7,383,033	435,982	6,656,512	7,594,625
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid (“CAP”) does not mean that these amounts were actually paid in the listed fiscal year, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation reported in the Summary Compensation Table under the methodology prescribed under the SEC's rules (Item 502(v) of Regulation S-K) as shown in the adjustment tables below. The assumptions used for determining fair values shown in this table are materially consistent with those used to determine the fair values disclosed as of the grant date of such awards.
Fiscal 2023 CAP to PEO (Mr. Risher), fiscal 2020 - 2023 CAP to PEO (Mr. Green) and the average CAP to non-PEO NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	Fiscal 2023			Fiscal 2022		Fiscal 2021		Fiscal 2020
	PEO - David Risher	PEO - Logan Green	Non-PEO NEO Average	PEO	Non-PEO NEO Average	PEO	Non-PEO NEO Average	PEO	Non-PEO NEO Average
Total Reported in Summary Compensation Table (SCT)	$78,238,027	$814,400	$5,567,041	$13,316,696	$9,899,672	$13,909,482	$9,911,885	$1,018,107	$5,785,118
Less, Value of Stock Awards reported in SCT	73,322,375	260,005	4,741,893	12,842,695	8,817,427	13,400,182	9,187,225	—	4,957,827
Plus, Year-End Fair Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	130,467,400	184,722	6,078,115	2,695,761	2,038,263	6,824,229	4,308,474	—	6,734,865
Plus, Change in Fair Value of Prior Year Awards that are Outstanding and Unvested at Fiscal Year-End	—	556,120	170,914	(3,341,310)	(2,191,612)	—	(280,214)	1,425,158	814,186
Plus, Fair Value as of Vesting Date of Awards Granted in Fiscal Year and that Vested in Fiscal Year	—	132,585	368,089	1,269,644	696,477	2,237,578	1,598,029	—	451,684
Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested in Fiscal Year	(12,410)	(134,554)	(59,233)	(1,273,464)	(1,189,391)	730,073	305,563	(2,171,558)	(1,233,401)
Total Adjustments	57,132,615	478,868	1,815,992	(13,492,064)	(9,463,690)	(3,608,302)	(3,255,373)	(746,400)	1,809,507
Compensation Actually Paid for Fiscal Year	$135,370,642	$1,293,268	$7,383,033	$(175,368)	$435,982	$10,301,180	$6,656,512	$271,707	$7,594,625

Compensation Actually Paid vs. Total Shareholder Return
The following two graphs illustrate the relationship between CAP to each of our PEOs and average CAP to our non-PEO NEOs versus TSR for both the Company and the S&P 500 IT Index on a cumulative basis assuming investment of $100 on the last trading day prior to the first day of the fiscal year reported below. The PEO and other NEOs’ CAP amounts are aligned with the Company’s TSR. This is due primarily to the Company’s use of equity incentives, which are tied directly to stock price. In 2020, CAP for our PEO is anomalous as he did not receive an equity grant in that year.

Compensation Actually Paid vs. Net Income			The following two graphs illustrate the relationship between CAP to each of our PEOs and average CAP to our non-PEO NEOs versus the Company’s Net Loss.
Compensation Actually Paid vs. Company Selected Measure
The following two graphs illustrate the relationship between CAP to each of our PEOs and average CAP to our non-PEO NEOs versus the year-end value of the Company’s stock, which is shown as the closing price as of the last trading day for the applicable year.

Total Shareholder Return Vs Peer Group
The following two graphs illustrate the relationship between CAP to each of our PEOs and average CAP to our non-PEO NEOs versus TSR for both the Company and the S&P 500 IT Index on a cumulative basis assuming investment of $100 on the last trading day prior to the first day of the fiscal year reported below. The PEO and other NEOs’ CAP amounts are aligned with the Company’s TSR. This is due primarily to the Company’s use of equity incentives, which are tied directly to stock price. In 2020, CAP for our PEO is anomalous as he did not receive an equity grant in that year.

Tabular List, Table
Tabular List of Performance Measures
The following table lists the most important financial performance measures used by the Company to link CAP of our NEOs to the performance of the Company for fiscal 2023.

Most Important Financial Performance Measures for Fiscal 2023
Stock Price
Revenue from Business Unit *
Annual Cost Savings Targets Attainment *

Total Shareholder Return Amount			$ 34.84	25.62	99.33	114.20
Peer Group Total Shareholder Return Amount			210.85	134.82	189.64	142.21
Net Income (Loss)			$ (340,320,000)	$ (1,584,511,000)	$ (1,062,144,000)	$ (1,752,857,000)
Company Selected Measure Amount			14.99	11.02	42.73	49.13
Additional 402(v) Disclosure			These figures represent the total compensation paid to our PEO and the average of the total compensation paid to our Non-PEO NEOs in each listed fiscal year, respectively, as shown in our Summary Compensation Table for such listed fiscal year.The dollar amounts reported are the Company's GAAP Net Loss reflected in the Company’s audited financial statements.Stock price is the most important financial performance measure used by the Company to link CAP to our NEOs in fiscal 2023 to performance of the Company. The prices in the table are the closing price of the Company’s Class A common stock as reported on the last trading day of the fiscal year. See “Compensation Discussion and Analysis” for discussion of the stock price goals applicable to the PSUs granted to our NEOs in 2023.Financial performance measure applied solely to Ms. Sverchek’s performance-based retention bonus pursuant to the letter agreement she entered into with the Company in connection with her appointment as the Company’s President.
Measure:: 1
Pay vs Performance Disclosure
Name			Stock Price
Measure:: 2
Pay vs Performance Disclosure
Name			Revenue from Business Unit *
Measure:: 3
Pay vs Performance Disclosure
Name			Annual Cost Savings Targets Attainment *
David Risher [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 78,238,027
PEO Actually Paid Compensation Amount			135,370,642
PEO Name	Mr. Risher
Logan Green [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			814,400	$ 13,316,696	$ 13,909,482	$ 1,018,107
PEO Actually Paid Compensation Amount			1,293,268	$ (175,368)	$ 10,301,180	$ 271,707
PEO Name		Mr. Green		Mr. Green	Mr. Green	Mr. Green
PEO | David Risher [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			57,132,615
PEO | David Risher [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			73,322,375
PEO | David Risher [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			130,467,400
PEO | David Risher [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | David Risher [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | David Risher [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(12,410)
PEO | Logan Green [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			478,868	$ (13,492,064)	$ (3,608,302)	$ (746,400)
PEO | Logan Green [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			260,005	12,842,695	13,400,182	0
PEO | Logan Green [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			184,722	2,695,761	6,824,229	0
PEO | Logan Green [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			556,120	(3,341,310)	0	1,425,158
PEO | Logan Green [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			132,585	1,269,644	2,237,578	0
PEO | Logan Green [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(134,554)	(1,273,464)	730,073	(2,171,558)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,815,992	(9,463,690)	(3,255,373)	1,809,507
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,741,893	8,817,427	9,187,225	4,957,827
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,078,115	2,038,263	4,308,474	6,734,865
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			170,914	(2,191,612)	(280,214)	814,186
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			368,089	696,477	1,598,029	451,684
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (59,233)	$ (1,189,391)	$ 305,563	$ (1,233,401)